General and Administration Expenses	12 Months Ended
Dec. 31, 2025
General and Administration Expenses [Abstract]
General and administration expenses

Note 9. General and administration expenses

	Consolidated
	2025	2024		2023
	$	$		$

Salaries and benefits	2,277,440	724,093		784,089
Professional fees	793,804	675,624		713,339
Insurance	166,806	188,451		289,490
Travel expenses	23,668	46,381		32,044
Depreciation	33,725	32,039		41,201
Occupancy and office expenses	100,599	79,891		93,046
Nasdaq annual fees	53,000	49,500	*	47,000	*
Depository and transfer agent	139,660	84,528	*	129,487	*
Investor relations and press releases	115,388	23,554	*	47,034	*
Other	180,141	66,788	*	79,678	*

	3,884,231	1,970,849		2,256,408

*	Reclassed